UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

NOVEMBER 30, 2021

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	10
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	31
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	47
Supplemental Information	48
Expense Examples	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2021:

●	Zacks All-Cap Core Fund

●	Zacks Small-Cap Core Fund

●	Zacks Dividend Fund

All-Cap Core Fund

The Zacks All-Cap Core Fund Institutional Class returned 28.54% for the one-year period ending November 30, 2021, outperforming the Russell 3000 which returned 26.34% for the same period.

The growth versus value trade was a stock market story that was featured prominently in 2021. In the first four months of the year, it was all value as the “reopening trade” took hold. By May, however, a significant rotation occurred where growth became the leadership category. The rotation caught many investors off guard, but diversified exposure to both styles would have served investors well: for the full year 2021, growth stocks (as measured by the Russell 3000 Growth Index) were up by 25.85% while value stocks (as measured by the Russell 3000 value Index) were up by 25.37%. The two styles finished even for the year.

It was also a good year for large-cap stocks relative to small-caps. In Q4, large-cap stocks as measured by the Russell 1000 index were up by 9.78%, while small-cap stocks (as measured by the Russell 2000 index) were up by 2.14%. For the full year, large-cap stocks were up +26.45% compared to small-cap stocks’ +14.82% return.

On the sector level, Real Estate, Technology, Materials, and Consumer Staples were some of the best performers in Q4. Communication Services was the only sector to finished down for the quarter. In the All-Cap Core portfolio, stock selection was the primary driver of alpha (Alpha: used as measure of performance, is the excess return of an investment relative to the return of a benchmark index), but the strategy also benefitted from being overweight Consumer Staples (by about 1.75%) and underweight to Communication Services sector (by over 2.7%). Stock selection added greatly to performance this quarter – contributing positively in Health Care (73 bps) (Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100 of 1%, or 0.01% or 0.0001, and is used to denote the percentage changes and basis points can be summarized as follows: 1% change = 100 basis points and 0.01% = 1 basis point), Energy (27 bps), and Technology sector (1.1%). In the Consumer Discretionary sector, BJ’s Wholesale (21.94%), Procter & Gamble (17.71%), and Pepsico Inc. (15.49%) were the top performers. Our Energy sector picks were led by Devon Energy (24.05%) and Chevron (15.67%). In Producer Durables, the top performers were Univar Solutions (19.01%), Rockwell (18.64%) and Fedex (18.35%), while in the Technology sector the top performers were Nvidia (42.09%), Synaptics (61.08%), Advanced Micro Devices (39.85%) and Accenture (29.92%). Within the Healthcare Sector, United Healthcare (up 28.51%) and Abbvie (up 26.93%) were standouts.

For most of 2021, the Federal Reserve was fairly dismissive of high inflation readings, but their tone shifted decisively over the past two months. Fed officials have abandoned the ‘transitory’ inflation argument and have telegraphed plans to remove QE by early next year as well as implement rate increases. The arrival of the Omicron variant may complicate plans even further, as risks to labor, production, and supply chains all swing back into focus. We will be watchful and manage risk carefully as we expect a more volatile year ahead.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Fund Institutional Class returned 36.57% for the one-year period ending November 30, 2021, outperforming its benchmark, the Russell 2000 Index, which returned 22.03%.

This year was notable for persistently high levels of inflation, Federal Reserve’s acceptance that inflation has become more than transitory, and their willingness to start tackling the inflation problem by removing the monetary stimulus programs in the near future and indicating future interest rate increases, and towards the end of the quarter the emergence of fast-spreading Omicron variant of coronavirus and its impact on future economic growth. In this environment investors preferred less growth sensitive larger stocks.

In small cap space, Utilities, Industrials, Consumer Staples, and Financials sectors outperformed. Health Care, Consumer Discretionary, and Energy Sectors underperformed. Our overweight to Industrial sector and underweight to Health Care sector helped the relative performance. Our overweight to Consumer Discretionary and Energy sectors and underweight to Financial Sector hurt the relative performance.

If market expectations about a post pandemic world of strong and sustainable economic and corporate profit growth are realized, and inflation and interest rates stay under control then growth sensitive small-cap stocks could produce strong gains, with small-cap stocks reaping the benefits of investors maintaining a high appetite for risk.

Zacks Dividend Fund

The Zacks Dividend Fund Institutional Class returned 20.65% for the one-year period ending November 2021, underperforming its benchmark, the Russell 1000 Value Index, which returned 22.25%.

During the earlier part of the quarter, the delta variant of corona virus was under control, economic and employment growth remained strong, the economic reopening gathered pace, and the Federal Reserve maintained their accommodative policies. In this environment of strong market performance, a worrying trend started to emerge. Inflation readings came in persistently above expectations without any signs emerging that it will slow down in the near future. Federal Reserve started noticing this trend and started modest tapering of their asset purchase programs. Markets responded by lowering the projections of future economic growth and the bond yield stayed lower and the growth stocks outperformed their value counterparts. Then emerged the fast-spreading Omicron variant of the corona virus and brought in new uncertainty about the pace of economic recovery. Also, federal reserve maintained their inflation fighting stance and increased the pace of asset purchase tapering and indicated interest rate increases in the near future. A positive was governments at all levels came out against imposing any strict lockdown measures and virus health impact was seen as less severe than earlier variants. In this environment towards the end of the quarter, more defensive parts of the market outperformed and value stocks as an asset class outperformed their growth counterparts.

In the ‘large value’ space, Utility, Health Care, Consumer Staples, and materials sectors outperformed over the quarter. Financials, Technology, and Industrials sectors underperformed. Our Overweight in Consumer Staples and Materials sectors and underweight in Industrials sectors helped the relative performance. Our overweight in Financials sector and underweight it Health Care sectors hurt the relative performance.

If market expectations about sustained economic and employment growth, sustainable covid recovery and broader economic reopening remains in place, and inflation and interest rates stay under control, then the markets could do well in the coming months and the strategy should continue to produce attractive returns.

Conclusion

Perhaps the factor that keeps me most optimistic about 2022 is the feeling that few investors are optimistic with me. I see an environment where sentiment about the economy and markets is more negative than positive, and seems likely to remain that way at least for the next few months as the pandemic and inflation pressures persist. Earnings and economic growth rates are likely to come down given tough 2021 comparisons, but I think the tight labor market and households flush with cash are likely to keep demand strong throughout the year.

At the end of the day, all that’s needed for stock to do well is for corporations and the economy to do a little better than most people expect. And with sentiment and expectations so low, I think that outcome is more likely than most people think.

Sincerely,

Mitchel Zacks

Portfolio Manager

Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risk Disclosure

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Small-Cap Core Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Market Turbulence Resulting from COVID-19. The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.

Zacks All-Cap Core Fund

FUND PERFORMANCE at November 30, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares with a similar investment in the Russell 3000 Index during the periods shown. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2021	1 Year	5 Years	10 Years
Institutional Class[1]	28.54%	16.67%	13.95%
Russell 3000 Index	26.34%	17.51%	15.95%

¹	Performance for periods prior to April 16, 2018, reflect performance of the Investor Class, which were re-designated as Institutional Class shares on April 16, 2018. The Investor Class shares were subject to a distribution fee pursuant to a Rule 12b-1 Plan and therefore had a higher expense ratio than the Institutional Class. The distribution fee is reflected in the Fund’s performance for periods prior to April 16, 2018. Prior to October 31, 2016, the Investor Class shares of the Fund were designated as Class A shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Institutional Class shares were 1.22% and 1.00%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2021. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets for Institutional Class shares of the Fund. This agreement is in effect until March 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the Russell 2000 Index during the period shown. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2021	1 Year	5 Years	10 Years
Investor Class	36.23%	9.42%	12.66%
Institutional Class[1]	36.57%	9.69%	12.95%
Russell 2000 Index	22.03%	12.14%	13.06%

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date, February 28, 2014, of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.63% and 1.39%, respectively, and for Institutional Class shares were 1.38% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class	20.35%	10.24%	9.61%	01/31/14
Institutional Class[1]	20.65%	10.51%	9.88%	01/31/17
Russell 1000 Value Index	22.25%	10.36%	10.07%	01/31/14

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.37% and 1.30%, respectively, and for the Institutional Class shares were 1.12% and 1.05%, respectively, which were the amounts stated in the current prospectus dated April 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS — 97.6%
	BASIC MATERIALS — 1.8%
4,369	Celanese Corp.	$661,292
7,504	International Paper Co.	341,582
7,240	Sylvamo Corp.*	219,227
		1,222,101
	COMMUNICATIONS — 12.4%
5,671	1-800-Flowers.com, Inc. - Class A*	168,882
531	Alphabet, Inc. - Class A*	1,506,952
177	Alphabet, Inc. - Class C*	504,280
546	Amazon.com, Inc.*	1,914,860
8,348	Cisco Systems, Inc./Delaware	457,804
2,258	Expedia Group, Inc.*	363,741
4,156	Meta Platforms, Inc. - Class A*	1,348,456
2,521	Nice Ltd. - ADR*,[1]	736,082
4,058	T-Mobile US, Inc.*	441,551
10,418	Verizon Communications, Inc.	523,713
4,029	Walt Disney Co.*	583,802
		8,550,123
	CONSUMER, CYCLICAL — 9.7%
8,189	BJ's Wholesale Club Holdings, Inc.*	541,702
4,123	Caesars Entertainment, Inc.*	371,359
5,795	Camping World Holdings, Inc. - Class A	254,169
6,817	General Motors Co.*	394,500
3,509	Home Depot, Inc.	1,405,740
8,389	Kohl's Corp.	429,768
3,766	NIKE, Inc. - Class B	637,358
8,256	PulteGroup, Inc.	413,048
5,761	Starbucks Corp.	631,636
13,071	Univar Solutions, Inc.*	338,670
10,777	Vista Outdoor, Inc.*	470,631
5,517	Walmart, Inc.	775,856
		6,664,437
	CONSUMER, NON-CYCLICAL — 20.1%
5,667	AbbVie, Inc.	653,292
2,355	Amgen, Inc.	468,362
4,224	Baxter International, Inc.	314,984

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,842	Bristol-Myers Squibb Co.	$366,936
1,337	Cintas Corp.	564,468
5,966	Colgate-Palmolive Co.	447,569
7,767	CVS Health Corp.	691,729
2,949	Danaher Corp.	948,516
4,418	Edwards Lifesciences Corp.*	474,096
1,617	Eli Lilly & Co.	401,081
3,864	Hershey Co.	685,821
4,779	Johnson & Johnson	745,190
1,937	Laboratory Corp. of America Holdings*	552,684
1,372	Molina Healthcare, Inc.*	391,267
1,585	Moody's Corp.	619,164
10,681	Organon & Co.	312,206
2,034	PayPal Holdings, Inc.*	376,066
5,606	PepsiCo, Inc.	895,727
7,367	Procter & Gamble Co.	1,065,121
1,415	Square, Inc. - Class A*	294,787
1,635	Stryker Corp.	386,890
5,570	Sysco Corp.	390,123
1,024	Thermo Fisher Scientific, Inc.	648,018
2,704	UnitedHealth Group, Inc.	1,201,171
		13,895,268
	ENERGY — 4.0%
6,190	Chevron Corp.	698,665
11,133	ConocoPhillips	780,757
15,753	Devon Energy Corp.	662,571
23,142	Marathon Oil Corp.	358,470
3,640	Phillips 66	251,779
		2,752,242
	FINANCIAL — 14.6%
4,944	American Express Co.	752,971
1,984	Ameriprise Financial, Inc.	574,566
3,048	Assurant, Inc.	463,601
21,097	Bank of America Corp.	938,184
466	BlackRock, Inc.	421,548
2,852	Crown Castle International Corp. - REIT	518,066

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
6,122	Equity LifeStyle Properties, Inc. - REIT	$497,719
8,681	Hartford Financial Services Group, Inc.	573,814
8,811	Jefferies Financial Group, Inc.	331,117
5,110	JPMorgan Chase & Co.	811,621
28,136	KeyCorp	631,372
1,873	Life Storage, Inc. - REIT	247,498
5,080	Marsh & McLennan Cos., Inc.	833,222
9,265	MetLife, Inc.	543,485
2,920	Mid-America Apartment Communities, Inc. - REIT	602,250
7,501	State Street Corp.	667,364
3,309	Western Alliance Bancorp	363,262
3,143	Wintrust Financial Corp.	275,107
		10,046,767
	INDUSTRIAL — 7.3%
1,414	Boeing Co.*	279,760
3,796	Caterpillar, Inc.	733,957
1,125	Deere & Co.	388,732
2,360	EMCOR Group, Inc.	281,642
2,600	FedEx Corp.	598,962
3,280	Honeywell International, Inc.	663,347
1,148	Lindsay Corp.	167,057
4,818	MasTec, Inc.*	444,075
4,557	Republic Services, Inc.	602,709
1,074	Rockwell Automation, Inc.	361,079
2,783	Tetra Tech, Inc.	513,964
		5,035,284
	TECHNOLOGY — 25.7%
2,624	Accenture PLC - Class A1	937,818
6,094	Advanced Micro Devices, Inc.*	965,107
1,034	ANSYS, Inc.*	404,790
15,329	Apple, Inc.	2,533,884
5,372	Applied Materials, Inc.	790,705
1,526	CACI International, Inc. - Class A*	395,890
2,487	Cadence Design Systems, Inc.*	441,343
1,534	Crowdstrike Holdings, Inc. - Class A*	333,093
3,897	Fortinet, Inc.*	1,294,233

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,051	Intuit, Inc.	$685,567
4,205	Manhattan Associates, Inc.*	656,653
7,695	Microsoft Corp.	2,543,890
7,602	NVIDIA Corp.	2,484,029
3,874	salesforce.com, Inc.*	1,103,935
2,752	Synaptics, Inc.*	776,724
2,435	Synopsys, Inc.*	830,335
2,881	Texas Instruments, Inc.	554,218
		17,732,214
	UTILITIES — 2.0%
6,652	American Electric Power Co., Inc.	539,144
5,929	NextEra Energy, Inc.	514,519
5,139	Southern Co.	313,993
		1,367,656
	TOTAL COMMON STOCKS
	(Cost $42,892,535)	67,266,092

	SHORT-TERM INVESTMENTS — 2.5%

Principal Amount
$1,713,145	UMB Bank demand deposit, 0.01% [2]	1,713,145

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,713,145)	1,713,145

	TOTAL INVESTMENTS — 100.1%
	(Cost $44,605,680)	68,979,237

	Liabilities in Excess of Other Assets — (0.1)%	(35,728)
	TOTAL NET ASSETS — 100.0%	$68,943,509

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	25.7%
Consumer, Non-cyclical	20.1%
Financial	14.6%
Communications	12.4%
Consumer, Cyclical	9.7%
Industrial	7.3%
Energy	4.0%
Utilities	2.0%
Basic Materials	1.8%
Total Common Stocks	97.6%
Short-Term Investments	2.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS — 98.4%
	BASIC MATERIALS — 0.6%
1,904	Kronos Worldwide, Inc.	$26,656
9,334	Schweitzer-Mauduit International, Inc.	267,886
		294,542
	COMMUNICATIONS — 2.7%
27,711	ChannelAdvisor Corp.*	693,052
25,467	Entravision Communications Corp. - Class A	189,220
4,282	ePlus, Inc.*	451,708
		1,333,980
	CONSUMER, CYCLICAL — 12.1%
4,259	Dorman Products, Inc.*	472,664
35,874	Forestar Group, Inc.*	711,023
11,529	Global Industrial Co.	461,852
6,059	GMS, Inc.*	338,516
10,367	International Game Technology PLC[1]	280,116
3,951	Johnson Outdoors, Inc. - Class A	411,062
35,266	Lifetime Brands, Inc.	572,720
9,703	Marine Products Corp.	114,689
18,415	Rush Enterprises, Inc. - Class A	938,428
5,090	ScanSource, Inc.*	159,063
15,637	Standard Motor Products, Inc.	782,475
29,513	Superior Group of Cos., Inc.	659,911
		5,902,519
	CONSUMER, NON-CYCLICAL — 20.7%
7,454	AMN Healthcare Services, Inc.*	849,831
9,666	AngioDynamics, Inc.*	248,900
118,469	Axcella Health, Inc.*	345,929
26,002	CBIZ, Inc.*	936,852
10,721	Central Garden & Pet Co.*	516,538
3,699	CRA International, Inc.	340,567
12,594	Darling Ingredients, Inc.*	850,347
4,246	ICF International, Inc.	410,758
5,704	Integer Holdings Corp.*	454,837
4,805	Inter Parfums, Inc.	422,023
3,829	Korn Ferry	278,521
1,826	Medpace Holdings, Inc.*	378,731

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
36,513	MeiraGTx Holdings plc*,1	$645,550
35,802	Option Care Health, Inc.*	906,149
36,989	scPharmaceuticals, Inc.*	160,532
2,132	STAAR Surgical Co.*	202,945
18,390	Surgery Partners, Inc.*	815,780
6,320	Transcat, Inc.*	562,290
4,743	TriNet Group, Inc.*	475,723
5,967	Triton International Ltd.[1]	333,973
		10,136,776
	ENERGY — 6.1%
100,000	Berry Corp.	814,000
15,540	Brigham Minerals, Inc. - Class A	322,611
4,860	Civitas Resources, Inc.	248,395
26,813	Comstock Resources, Inc.*	216,917
29,569	Earthstone Energy, Inc. - Class A*	302,195
14,927	Expro Group Holdings N.V.*,1	209,127
44,823	Oceaneering International, Inc.*	479,158
10,745	Ovintiv, Inc.	373,496
		2,965,899
	FINANCIAL — 25.4%
21,811	Amerant Bancorp, Inc.*	613,980
21,007	AssetMark Financial Holdings, Inc.*	532,737
37,029	Byline Bancorp, Inc.	961,643
10,604	Cohen & Steers, Inc.	951,921
18,367	Community Trust Bancorp, Inc.	771,414
21,291	ConnectOne Bancorp, Inc.	691,957
9,864	CorePoint Lodging, Inc. - REIT*	152,202
3,163	CrossFirst Bankshares, Inc.*	44,250
33,950	Donegal Group, Inc. - Class A	461,720
17,384	First Financial Corp.	755,509
5,197	Guaranty Bancshares, Inc.	190,990
19,228	Horizon Bancorp, Inc.	373,023
6,700	Luther Burbank Corp.	92,393
24,955	Oportun Financial Corp.*	535,784
10,260	Origin Bancorp, Inc.	432,869
7,934	Peapack-Gladstone Financial Corp.	262,457

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,853	Piper Sandler Cos.	$472,885
19,958	Premier Financial Corp.	586,765
8,479	QCR Holdings, Inc.	457,357
14,180	RBB Bancorp	346,843
10,244	Republic Bancorp, Inc. - Class A	524,800
7,443	Saul Centers, Inc. - REIT	366,419
10,003	Sierra Bancorp	251,876
14,634	StepStone Group, Inc. - Class A	605,409
24,794	Towne Bank/Portsmouth VA	758,448
17,327	TPG RE Finance Trust, Inc. - REIT	211,389
		12,407,040
	INDUSTRIAL — 21.6%
6,222	Advanced Drainage Systems, Inc.	769,724
14,690	Allied Motion Technologies, Inc.	579,521
5,810	Applied Industrial Technologies, Inc.	552,182
5,065	AZZ, Inc.	262,823
22,222	Cactus, Inc. - Class A	811,103
13,520	Caesarstone Ltd.[1]	151,018
49,753	Costamare, Inc.[1]	597,036
7,254	EnPro Industries, Inc.	739,908
6,382	Fabrinet*,1	705,594
14,036	Genco Shipping & Trading Ltd.[1]	216,295
19,436	Gorman-Rupp Co.	840,218
7,675	Hillenbrand, Inc.	342,305
2,486	Materion Corp.	210,465
17,225	Mueller Industries, Inc.	953,059
3,385	Novanta, Inc.*,1	546,508
8,736	PAM Transportation Services, Inc.*	566,005
72,500	Safe Bulkers, Inc.*,1	262,450
2,461	Standex International Corp.	253,508
30,745	Thermon Group Holdings, Inc.*	530,659
8,332	UFP Industries, Inc.	693,889
		10,584,270
	TECHNOLOGY — 6.5%
26,965	Amkor Technology, Inc.	581,365
9,138	CTS Corp.	318,368

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,614	Diodes, Inc.*	$384,349
51,275	PlayAGS, Inc.*	369,180
16,965	Sapiens International Corp. N.V.[1]	601,749
5,440	Semtech Corp.*	466,045
39,500	StarTek, Inc.*	158,790
7,736	Super Micro Computer, Inc.*	320,270
		3,200,116
	UTILITIES — 2.7%
7,190	California Water Service Group	453,042
3,382	MGE Energy, Inc.	245,499
9,320	Otter Tail Corp.	609,435
		1,307,976
	TOTAL COMMON STOCKS
	(Cost $42,757,167)	48,133,118

	SHORT-TERM INVESTMENTS — 0.4%

Principal Amount
$163,397	UMB Bank demand deposit, 0.01% [2]	163,397
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $163,397)	163,397

	TOTAL INVESTMENTS — 98.8%
	(Cost $42,920,564)	48,296,515

	Other Assets in Excess of Liabilities — 1.2%	604,541
	TOTAL NET ASSETS — 100.0%	$48,901,056

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	25.4%
Industrial	21.6%
Consumer, Non-cyclical	20.7%
Consumer, Cyclical	12.1%
Technology	6.5%
Energy	6.1%
Communications	2.7%
Utilities	2.7%
Basic Materials	0.6%
Total Common Stocks	98.4%
Short-Term Investments	0.4%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BASIC MATERIALS — 4.5%
10,266	Celanese Corp.	$1,553,862
29,263	Dow, Inc.	1,607,416
15,062	Eastman Chemical Co.	1,570,816
18,307	International Paper Co.	833,335
15,157	LyondellBasell Industries N.V. - Class A1	1,320,629
		6,886,058
	COMMUNICATIONS — 7.7%
72,399	AT&T, Inc.	1,652,869
71,898	Cisco Systems, Inc./Delaware	3,942,886
48,024	Comcast Corp. - Class A	2,400,240
75,923	Verizon Communications, Inc.	3,816,649
		11,812,644
	CONSUMER, CYCLICAL — 7.8%
14,451	Home Depot, Inc.	5,789,215
9,766	McDonald's Corp.	2,388,764
27,110	Walmart, Inc.	3,812,479
		11,990,458
	CONSUMER, NON-CYCLICAL — 25.0%
18,307	AbbVie, Inc.	2,110,431
29,867	Altria Group, Inc.	1,273,529
33,638	Bristol-Myers Squibb Co.	1,804,006
40,399	Coca-Cola Co.	2,118,928
26,155	CVS Health Corp.	2,329,364
23,239	Gilead Sciences, Inc.	1,601,864
24,673	Johnson & Johnson	3,847,261
21,565	Medtronic PLC1	2,300,986
29,358	Merck & Co., Inc.	2,199,208
34,905	Mondelez International, Inc. - Class A	2,057,301
21,134	PepsiCo, Inc.	3,376,791
79,206	Pfizer, Inc.	4,255,738
28,928	Philip Morris International, Inc.	2,486,072
30,745	Procter & Gamble Co.	4,445,112
30,314	Tyson Foods, Inc. - Class A	2,393,593
		38,600,184

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 7.0%
32,324	Chevron Corp.	$3,648,410
34,426	ConocoPhillips	2,414,295
51,690	Exxon Mobil Corp.	3,093,130
103,262	Kinder Morgan, Inc.	1,596,430
		10,752,265
	FINANCIAL — 27.9%
17,883	Arthur J. Gallagher & Co.	2,913,141
38,817	Bank of America Corp.	1,726,192
32,074	Bank of New York Mellon Corp.	1,757,334
4,685	BlackRock, Inc.	4,238,098
17,587	Citigroup, Inc.	1,120,292
10,566	Crown Castle International Corp. - REIT	1,919,314
20,656	Fidelity National Financial, Inc.	1,010,285
42,077	Fifth Third Bancorp	1,773,545
75,643	Huntington Bancshares, Inc.	1,122,542
29,406	JPMorgan Chase & Co.	4,670,555
95,963	KeyCorp	2,153,410
6,580	Lamar Advertising Co. - Class A - REIT	718,931
46,332	MetLife, Inc.	2,717,835
10,089	PNC Financial Services Group, Inc.	1,987,533
22,093	Prologis, Inc. - REIT	3,330,520
30,745	Prudential Financial, Inc.	3,143,984
37,057	Truist Financial Corp.	2,197,850
51,974	U.S. Bancorp	2,876,241
21,565	WP Carey, Inc. - REIT	1,646,488
		43,024,090
	INDUSTRIAL — 4.4%
13,771	Caterpillar, Inc.	2,662,623
14,679	Emerson Electric Co.	1,289,403
7,812	General Dynamics Corp.	1,476,234
4,303	Lockheed Martin Corp.	1,434,276
		6,862,536
	TECHNOLOGY — 8.2%
2,868	Broadcom, Inc.	1,587,954
96,420	HP, Inc.	3,401,698

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
50,969	Intel Corp.	$2,507,675
15,588	Microsoft Corp.	5,153,237
		12,650,564
	UTILITIES — 5.3%
24,826	Evergy, Inc.	1,571,486
57,379	NiSource, Inc.	1,406,359
25,246	Public Service Enterprise Group, Inc.	1,577,623
37,198	Southern Co.	2,272,798
32,958	UGI Corp.	1,359,517
		8,187,783
	TOTAL COMMON STOCKS
	(Cost $124,581,052)	150,766,582

	SHORT-TERM INVESTMENTS — 2.0%

Principal Amount
$3,117,167	UMB Bank demand deposit, 0.01% [2]	3,117,167

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,117,167)	3,117,167

	TOTAL INVESTMENTS — 99.8%
	(Cost $127,698,219)	153,883,749

	Other Assets in Excess of Liabilities — 0.2%	337,199
	TOTAL NET ASSETS — 100.0%	$154,220,948

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of November 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.9%
Consumer, Non-cyclical	25.0%
Technology	8.2%
Consumer, Cyclical	7.8%
Communications	7.7%
Energy	7.0%
Utilities	5.3%
Basic Materials	4.5%
Industrial	4.4%
Total Common Stocks	97.8%
Short-Term Investments	2.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2021

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $44,605,680 and $42,920,564, respectively)	$68,979,237	$48,296,515
Receivables:
Investment securities sold	-	4,324,454
Fund shares sold	2,990	35,949
Dividends and interest	78,782	55,979
Securities lending income	28	13
Prepaid expenses	15,543	7,948
Total Assets	69,076,580	52,720,858

Liabilities:
Payables:
Investment securities purchased	-	3,689,679
Fund shares redeemed	36,500	1,939
Advisory fees	41,647	34,203
Distribution fees (Note 7)	-	5,039
Fund administration and accounting fees	12,156	13,389
Transfer agent fees and expenses	2,752	6,504
Custody fees	2,024	7,468
Auditing fees	19,044	19,002
Trustees' Deferred Compensation (Note 3)	6,538	6,845
Legal fees	3,057	8,454
Trustees' fees and expenses	1,393	1,537
Chief Compliance Officer fees	1,214	1,120
Accrued other expenses	6,746	24,623
Total Liabilities	133,071	3,819,802

Net Assets	$68,943,509	$48,901,056

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$40,597,345	$42,356,236
Total distributable earnings	28,346,164	6,544,820
Net Assets	$68,943,509	$48,901,056

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$23,092,340
Shares of beneficial interest issued and outstanding	-	692,317
Offering and redemption price per share	$-	$33.36

Institutional Class:
Net assets applicable to shares outstanding	$68,943,509	$25,808,716
Shares of beneficial interest issued and outstanding	2,017,820	758,515
Offering and redemption price per share	$34.17	$34.03

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2021

Zacks Dividend Fund
Assets:
Investments, at value (cost $127,698,219)	$153,883,749
Receivables:
Investment securities sold	-
Fund shares sold	144,038
Dividends and interest	402,942
Securities lending income	26
Prepaid expenses	28,801
Total Assets	154,459,556

Liabilities:
Payables:
Investment securities purchased	-
Fund shares redeemed	41,874
Advisory fees	102,452
Distribution fees (Note 7)	17,488
Fund administration and accounting fees	24,797
Transfer agent fees and expenses	4,042
Custody fees	4,012
Auditing fees	18,998
Trustees' Deferred Compensation (Note 3)	6,674
Legal fees	2,472
Trustees' fees and expenses	1,573
Chief Compliance Officer fees	1,704
Accrued other expenses	12,522
Total Liabilities	238,608

Net Assets	$154,220,948

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$123,423,911
Total distributable earnings	30,797,037
Net Assets	$154,220,948

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$82,817,721
Shares of beneficial interest issued and outstanding	3,350,024
Offering and redemption price per share	$24.72

Institutional Class:
Net assets applicable to shares outstanding	$71,403,227
Shares of beneficial interest issued and outstanding	2,889,277
Offering and redemption price per share	$24.71

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2021

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $2,736, respectively)	$726,627	$707,199
Interest	138	30
Securities lending income	1,257	3,605
Total investment income	728,022	710,834

Expenses:
Advisory fees	455,283	445,287
Distribution fees - Investor Class (Note 7)	-	57,292
Fund administration and accounting fees	84,621	80,266
Transfer agent fees and expenses	18,489	44,108
Custody fees	8,949	11,622
Registration fees	21,999	27,999
Auditing fees	18,998	18,998
Legal fees	11,001	10,501
Trustees' fees and expenses	8,201	8,501
Chief Compliance Officer fees	7,501	7,501
Shareholder reporting fees	5,431	8,053
Miscellaneous	5,000	5,745
Insurance fees	2,300	2,157
Total expenses	647,773	728,030
Advisory fees (waived) recovered	(78,669)	(106,708)
Net expenses	569,104	621,322
Net investment income	158,918	89,512

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,849,408	14,698,486
Securities sold short	-	(1,515)
Net realized gain (loss)	3,849,408	14,696,971
Net change in unrealized appreciation/depreciation on:
Investments	9,719,474	435,709
Net change in unrealized appreciation/depreciation	9,719,474	435,709
Net realized and unrealized gain	13,568,882	15,132,680

Net Increase in Net Assets from Operations	$13,727,800	$15,222,192

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended November 30, 2021

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $5,177)	$3,903,122
Interest	414
Securities lending income	538
Total investment income	3,904,074

Expenses:
Advisory fees	1,088,236
Distribution fees - Investor Class (Note 7)	207,217
Fund administration and accounting fees	169,348
Transfer agent fees and expenses	38,069
Custody fees	20,555
Registration fees	37,000
Auditing fees	18,998
Legal fees	13,501
Trustees' fees and expenses	9,605
Chief Compliance Officer fees	7,501
Shareholder reporting fees	11,391
Miscellaneous	5,406
Insurance fees	2,402
Total expenses	1,629,229
Advisory fees (waived) recovered	6,298
Net expenses	1,635,527
Net investment income	2,268,547

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,287,748
Securities sold short	-
Net realized gain (loss)	4,287,748
Net change in unrealized appreciation/depreciation on:
Investments	15,915,178
Net change in unrealized appreciation/depreciation	15,915,178
Net realized and unrealized gain	20,202,926

Net Increase in Net Assets from Operations	$22,471,473

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$158,918	$314,102
Net realized gain on investments	3,849,408	2,391,184
Net change in unrealized appreciation/depreciation on investments	9,719,474	3,982,448
Net increase in net assets resulting from operations	13,727,800	6,687,734

Distributions to Shareholders:
Distributions:
Institutional Class	(2,664,717)	(3,569,426)
Total distributions to shareholders	(2,664,717)	(3,569,426)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	17,752,563	17,207,901
Reinvestment of distributions:
Institutional Class	1,138,197	1,845,845
Cost of shares redeemed:
Institutional Class[1]	(10,967,473)	(13,596,360)
Net increase in net assets from capital transactions	7,923,287	5,457,386

Total increase in net assets	18,986,370	8,575,694

Net Assets:
Beginning of period	49,957,139	41,381,445
End of period	$68,943,509	$49,957,139

Capital Share Transactions:
Shares sold:
Institutional Class	555,981	731,830
Shares reinvested:
Institutional Class	42,109	74,190
Shares redeemed:
Institutional Class	(360,673)	(560,866)
Net increase in capital share transactions	237,417	245,154

[1]	Net of redemption fee proceeds of $65 and $5,923, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$89,512	$(156,149)
Net realized gain (loss) on investments and securities sold short	14,696,971	(7,939,298)
Net change in unrealized appreciation/depreciation on investments	435,709	(6,734,360)
Net increase (decrease) in net assets resulting from operations	15,222,192	(14,829,807)

Distributions to Shareholders:
Investor Class	-	(55,198)
Institutional Class	-	(241,634)
Total distributions to shareholders	-	(296,832)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,451,055	2,730,623
Institutional Class	1,586,740	5,429,844
Reinvestment of distributions:
Investor Class	-	52,331
Institutional Class	-	226,785
Cost of shares redeemed:
Investor Class[1]	(8,120,722)	(22,456,987)
Institutional Class[2]	(9,555,271)	(27,314,777)
Net decrease in net assets from capital transactions	(13,638,198)	(41,332,181)

Total increase (decrease) in net assets	1,583,994	(56,458,820)

Net Assets:
Beginning of period	47,317,062	103,775,882
End of period	$48,901,056	$47,317,062

Capital Share Transactions:
Shares sold:
Investor Class	78,212	119,890
Institutional Class	52,785	244,807
Shares reinvested:
Investor Class	-	2,082
Institutional Class	-	8,797
Shares redeemed:
Investor Class	(279,069)	(1,044,843)
Institutional Class	(315,930)	(1,251,129)
Net decrease in capital share transactions	(464,002)	(1,920,396)

[1]	Net of redemption fee proceeds of $637 and $1,064, respectively.

[2]	Net of redemption fee proceeds of $860 and $3,242, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,268,547	$1,963,429
Net realized gain on investments	4,287,748	674,736
Net change in unrealized appreciation/depreciation on investments	15,915,178	(2,046,911)
Net increase in net assets resulting from operations	22,471,473	591,254

Distributions to Shareholders:
Distributions:
Investor Class	(1,730,540)	(1,936,881)
Institutional Class	(1,135,143)	(714,700)
Total distributions to shareholders	(2,865,683)	(2,651,581)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	31,625,291	25,791,585
Institutional Class	39,268,908	24,072,134
Reinvestment of distributions:
Investor Class	1,723,283	1,923,763
Institutional Class	770,803	639,006
Cost of shares redeemed:
Investor Class[1]	(33,575,596)	(23,417,922)
Institutional Class[2]	(11,885,124)	(7,110,953)
Net increase in net assets from capital transactions	27,927,565	21,897,613

Total increase in net assets	47,533,355	19,837,286

Net Assets:
Beginning of period	106,687,593	86,850,307
End of period	$154,220,948	$106,687,593

Capital Share Transactions:
Shares sold:
Investor Class	1,331,587	1,313,065
Institutional Class	1,635,289	1,295,410
Shares reinvested:
Investor Class	76,099	98,667
Institutional Class	33,808	33,336
Shares redeemed:
Investor Class	(1,414,150)	(1,260,029)
Institutional Class	(504,816)	(366,492)
Net increase in capital share transactions	1,157,817	1,113,957

[1]	Net of redemption fee proceeds of $10,895 and $14,020, respectively.

[2]	Net of redemption fee proceeds of $8,466 and $5,134, respectively.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$28.06	$26.95	$25.89	$26.81	$23.50
Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.22	0.16	0.07
Net realized and unrealized gain	7.53	3.25	3.21	0.96	4.98
Total from investment operations	7.62	3.43	3.43	1.12	5.05

Less Distributions:
From net investment income	(0.17)	(0.25)	(0.10)	-	(0.04)
From net realized gain	(1.34)	(2.07)	(2.27)	(2.04)	(1.70)
Total distributions	(1.51)	(2.32)	(2.37)	(2.04)	(1.74)

Redemption fee proceeds[1]	(-)[2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$34.17	$28.06	$26.95	$25.89	$26.81

Total return[3]	28.54%	13.84%	15.07%	4.44%	22.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,944	$49,957	$41,381	$42,609	$28,085

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%	1.22%	1.28%	1.44%	1.74%
After fees waived and expenses absorbed	1.00%	1.00%	1.00%	1.17%[4]	1.63%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.14%	0.49%	0.60%	0.35%	0.17%
After fees waived and expenses absorbed	0.28%	0.71%	0.88%	0.62%	0.28%

Portfolio turnover rate	25%	38%	38%	29%	29%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investor shares were re-designated as Institutional shares on April 16, 2018.

[4]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.

[5]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.48	$26.80	$27.49	$32.58	$26.77
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.08)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	8.87	(2.21)	1.79	(1.27)	6.03
Total from investment operations	8.88	(2.29)	1.71	(1.32)	5.96

Less Distributions:
From net investment income	-	(0.03)	-	-	-
From net realized gain	-	-	(2.40)	(3.77)	(0.16)
Total distributions	-	(0.03)	(2.40)	(3.77)	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$33.36	$24.48	$26.80	$27.49	$32.58

Total return[3]	36.23%	(8.54)%	7.55%	(4.36)%	22.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,092	$21,867	$48,666	$111,399	$152,663

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%	1.63%	1.53%	1.49%	1.54%
After fees waived and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.17)%	(0.61)%	(0.45)%	(0.27)%	(0.39)%
After fees waived and expenses absorbed	0.05%	(0.37)%	(0.31)%	(0.17)%	(0.24)%

Portfolio turnover rate	116%	135%	114%	129%	162%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.91	$27.29	$27.88	$32.92	$26.99
Income from Investment Operations:
Net investment income (loss) [1]	0.09	(0.03)	(0.01)	0.02	-
Net realized and unrealized gain (loss)	9.03	(2.23)	1.82	(1.29)	6.09
Total from investment operations	9.12	(2.26)	1.81	(1.27)	6.09

Less Distributions:
From net investment income	-	(0.12)	-	-	-
From net realized gain	-	-	(2.40)	(3.77)	(0.16)
Total distributions	-	(0.12)	(2.40)	(3.77)	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$34.03	$24.91	$27.29	$27.88	$32.92

Total return[3]	36.57%	(8.28)%	7.78%	(4.11)%	22.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,809	$25,450	$55,110	$42,212	$26,953

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.36%	1.38%	1.28%	1.24%	1.29%
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.08%	(0.36)%	(0.20)%	(0.02)%	(0.14)%
After fees waived and expenses absorbed	0.30%	(0.12)%	(0.06)%	0.08%	0.01%

Portfolio turnover rate	116%	135%	114%	129%	162%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.00	$21.89	$20.87	$20.78	$17.92
Income from Investment Operations:
Net investment income[1]	0.37	0.42	0.39	0.36	0.32
Net realized and unrealized gain (loss)	3.85	(0.71)	1.87	0.48	2.81
Total from investment operations	4.22	(0.29)	2.26	0.84	3.13

Less Distributions:
From net investment income	(0.37)	(0.41)	(0.37)	(0.34)	(0.27)
From net realized gain	(0.13)	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.50)	(0.60)	(1.24)	(0.75)	(0.27)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$24.72	$21.00	$21.89	$20.87	$20.78

Total return[3]	20.35%	(1.11)%	11.71%	4.16%	17.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,818	$70,481	$70,157	$51,121	$47,007

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%	1.37%	1.43%	1.58%	1.66%
After fees waived and expenses absorbed/recovered	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.57%	2.06%	1.81%	1.49%	1.30%
After fees waived and expenses absorbed/recovered	1.57%	2.13%	1.94%	1.77%	1.66%

Portfolio turnover rate	17%	14%	13%	25%	18%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,				For the Period January 31, 2017* through November 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.99	$21.89	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.44	0.46	0.45	0.41	0.32
Net realized and unrealized gain (loss)	3.84	(0.71)	1.87	0.48	2.34
Total from investment operations	4.28	(0.25)	2.32	0.89	2.66

Less Distributions:
From net investment income	(0.43)	(0.46)	(0.43)	(0.39)	(0.24)
From net realized gain	(0.13)	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.56)	(0.65)	(1.30)	(0.80)	(0.24)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$24.71	$20.99	$21.89	$20.87	$20.78

Total return[3]	20.65%	(0.89)%	12.04%	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,403	$36,206	$16,694	$1,562	$229
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.05%	1.12%	1.18%	1.33%	1.41%[5]
After fees waived and expenses absorbed/recovered	1.05%	1.05%	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.82%	2.31%	2.06%	1.74%	1.60%[5]
After fees waived and expenses absorbed/recovered	1.82%	2.38%	2.19%	2.02%	1.96%[5]

Portfolio turnover rate	17%	14%	13%	25%	18%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2021

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

(b) Short Sales

The Zacks Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended November 30, 2018 - 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

As of November 30, 2021, the Funds did not loan any securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended November 30, 2021, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$78,669
Small-Cap Core Fund	106,708
Total	$185,377

For the year ended November 30, 2021, the Advisor recovered $6,298 of previously waived advisory fees and/or other expenses absorbed from the Dividend Fund.

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2021, the amount of these potentially recoverable expenses was $291,633, $423,074 and $145,843 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2022	$116,092	$163,403	$83,742
2023	96,872	152,963	62,101
2024	78,669	106,708	-
Total	$291,633	$423,074	$145,843

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2021, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2021, are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

Note 4 – Federal Income Taxes

At November 30, 2021, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$44,629,828	$42,956,149	$127,852,649

Gross unrealized appreciation	$25,094,163	$6,919,695	$30,868,962
Gross unrealized depreciation	(744,754)	(1,579,329)	(4,837,862)
Net unrealized appreciation on investments	$24,349,409	$5,340,366	$26,031,100

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2021 there were no reclassifications between financial and tax reporting.

As of November 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$926,013	$75,447	$1,377,634
Undistributed long-term gains	3,077,280	1,135,852	3,394,977
Tax accumulated earnings	4,003,293	1,211,299	4,772,611

Accumulated capital and other losses	$-	$-	$-

Unrealized appreciation (depreciation) on investments	24,349,409	5,340,366	26,031,100
Unrealized Deferred Compensation	(6,538)	(6,845)	(6,674)

Total accumulated earnings	$28,346,164	$6,544,820	$30,797,037

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

The tax character of distributions paid during the fiscal years ended November 30, 2021 and November 30, 2020 were as follows:

	All-Cap Core Fund
	2021	2020
Distributions paid from:
Ordinary income	$299,811	$375,717
Long-term capital gains	2,364,906	3,193,708
Total distributions paid	$2,664,717	$3,569,425

	Small-Cap Core Fund		Dividend Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$-	$296,807	$2,183,307	$2,023,641
Long-term capital gains	-	-	682,376	627,940
Total distributions paid	$-	$296,807	$2,865,683	$2,651,581

At November 30, 2021, the Funds had the following accumulated capital loss carryforwards.

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Not Subject to Expiration	-	-	-
Short-term	-	-	-
Long-term	$-	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2021, the Funds had post-October losses, which are deferred until fiscal year 2021 for tax purposes. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Post-October Losses
All-Cap Core Fund	$-
Small-Cap Core Fund	-
Dividend Fund	-

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2021, and the year ended November 30, 2020, redemption fees were as follows:

	November 30, 2021	November 30, 2020
All-Cap Core Fund	$65	$5,923
Small-Cap Core Fund	1,497	4,306
Dividend Fund	19,361	19,154

Note 6 – Investment Transactions

For the year ended November 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$18,469,816	$13,744,452	$-	$-
Small-Cap Core Fund	56,083,672	69,060,713	49,413	50,928
Dividend Fund	49,397,302	21,950,435	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the year ended November 30, 2021, the distribution fees incurred for the Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations. The All-Cap Core Fund only consists of Institutional Class shares and does not pay distribution fees.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2021, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$67,266,092	$-	$-	$67,266,092
Short-Term Investments	1,713,145	-	-	1,713,145
Total Investments	$68,979,237	$-	$-	$68,979,237

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$48,133,118	$-	$-	$48,133,118
Short-Term Investments	163,397	-	-	163,397
Total Investments	$48,296,515	$-	$-	$48,296,515

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$150,766,582	$-	$-	$150,766,582
Short-Term Investments	3,117,167	-	-	3,117,167
Total Investments	$153,883,749	$-	$-	$153,883,749

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

Note 11 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2021

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 14, 2021, to shareholders of record on December 13, 2021 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
All-Cap Core Fund	Institutional Class	$1.50687	$0.37390	$0.07956
Small-Cap Core Fund	Investor Class	0.78117	-	0.00863
Small-Cap Core Fund	Institutional Class	0.78117	-	0.09138
Dividend Fund	Investor Class	0.54554	0.15971	0.05408
Dividend Fund	Institutional Class	0.54554	0.15971	0.07207

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Zacks Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 25, 2022

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2021, the All-Cap Core and Dividend Income Funds designate $2,364,907 and $682,376, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core, Small-Cap Core and Dividend Funds designate income dividends of 75.82%, 100% and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2021.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2021, 74.89%, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core, Small-Cap Core and Dividend Funds, respectively.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	3	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	3	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	3	361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	3	Investment Managers Series Trust II, a registered investment company (includes 24 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund.	3	Investment Managers Series Trust II, a registered investment company (includes 24 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Interested Trustee:
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	3	361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary, and Assistant Treasurer	Since March 2016

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 53 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of Investment Advisory Agreement

At a meeting held on September 14-15, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

●	the Zacks Dividend Fund (the “Dividend Fund”), and

●	the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2021; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●

The All-Cap Core Fund’s annualized total return for the three-year period was above the Peer Group and Large Blend Fund Universe median returns, but below the Russell 3000 Index return by 1.46%. The Fund’s annualized total return for the ten-year period was above the Peer Group median return, but below the Fund Universe median return by 0.62% and the Russell 3000 Index return by 2.12%. For the five-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns and the Russell 3000 Index return by 0.26%, 0.34%, and 1.91%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the Russell 3000 Index return by 2.40%, 3.07%, and 5.06%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the Peer Group was due to the Fund’s risk management, which provides protection during market downturns but may limit full participation during bull markets. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

●

The Dividend Fund’s annualized total return for the three-year period was above the Peer Group and Large Value Fund Universe median returns, but below the Russell 1000 Value Index return by 1.10%. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the Russell 1000 Value Index return by 0.45%, 0.54%, and 0.82%, respectively. For the one-year period, the Fund’s total return was below the Peer Group and Fund Universe median returns and the Russell 1000 Value Index return by 5.38%, 9.10%, and 11.24%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the Peer Group was due to the Fund’s risk management, which provides protection during market downturns but may limit full participation during bull markets. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●

The Small-Cap Core Fund’s annualized total return for the ten-year period was above the Peer Group and Small Blend Fund Universe median returns, but below the Russell 2000 Index return by 0.86%. The Fund’s total return for the one-year period was above the Fund Universe median return and the same as the Peer Group median return, but was below the Russell 2000 Index return by 3.57%. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return by 0.89% and the Russell 2000 Index return by 4.53%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the Russell 2000 Index return by 0.16%, 3.86%, and 7.05%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to its benchmark was due to stock selection in the consumer discretionary, materials, and information technology sectors. The Trustees also observed that the Fund’s standard deviation ranked it in the top half of the funds in the Peer Group, which meant that the Fund had taken on less risk than most funds in the Peer Group, for the one-, three-, five-, and ten-year periods.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●

The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.055% and 0.20%, respectively. The Trustees noted the Investment Advisor’s prior observations that the Fund has the flexibility to move between capitalization structures and growth and value strategies, which generally requires more work than managing other funds in the Peer Group and Fund Universe. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.23%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●

The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.025%, and higher than the Large Value Fund Universe median by 0.135%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.06% and 0.28%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

●

The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Blend Fund Universe medians by 0.10% and 0.125%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee because its research and portfolio construction process is more extensive than those of the funds in the Peer Group, which adds additional value and requires more work and resources. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.06% and 0.14%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2021, noting that the Investment Advisor had waived a significant portion of its advisory fee for the Small-Cap Core Fund and had waived a portion of its advisory fee for each of the All-Cap Core Fund and Dividend Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All-Cap Core Fund, Dividend Fund, and Small-Cap Core Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 14-15, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Zacks All-Cap Core Fund

Zacks Dividend Fund

Zacks Small-Cap Core Fund

The Board has appointed Zacks Investment Management, Inc., the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods from July 1, 2020 through June 30, 2021 (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
●	An overview of market liquidity for each Fund during the Program Reporting Periods;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●

Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

Zacks Funds SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2021

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/21	11/30/21	6/1/21–11/30/21
Institutional Class	Actual Performance	$1,000.00	$1,081.30	$5.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.05	5.07

*

Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Six Months Ended November 30, 2021

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/21	11/30/21	6/1/21–11/30/21
Investor Class	Actual Performance	$1,000.00	$1,024.60	7.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Institutional Class	Actual Performance	1,000.00	1,025.90	5.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*

Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/21	11/30/21	6/1/21–11/30/21
Investor Class	Actual Performance	$1,000.00	$1,002.30	$6.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58
Institutional Class	Actual Performance	1,000.00	1,003.50	5.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.80	5.32

*

Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

 Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 453-4003.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2021	FYE 11/30/2020
Audit Fees	$48,000	$47,700
Audit-Related Fees	N/A	N/A
Tax Fees	$8,400	$8,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2021	FYE 11/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2021	FYE 11/30/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/04/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/04/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	02/04/2022